EQUITY COMPONENTS (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Components
Earning for continuing operations attributable to equity holders of the Company	$ 302	$ 456	$ 312
Weighted average amount of outstanding shares	1,366	1,381	1,405
Basic earnings per share from continued operations	$ 0.22	$ 0.33	$ 0.22
Diluted earnings per share from continued operations	$ 0.22	$ 0.33	$ 0.22
Loss for discontinued operations attributable to equity holders of the Company			$ (39)
Weighted average amount of outstanding shares	1,366	1,381	1,405
Basic loss per share from discontinued operations			$ (0.03)
Diluted loss per share from discontinued operations			$ (0.03)
Earning attributable to equity holders of the Company	$ 302	$ 456	$ 273
Weighted average amount of outstanding shares	1,366	1,381	1,405
Basic earning per share	$ 0.22	$ 0.33	$ 0.19
Diluted earning per share	$ 0.22	$ 0.33	$ 0.19